Annual Total Returns[BarChart] - Phaeacian Accent International Value Fund - Institutional Class	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	24.04%	18.00%	(9.19%)	(6.34%)	9.05%	27.12%	(10.81%)	24.05%	19.63%